Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Series A Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
BEGINNING BALANCES at Dec. 31, 2009	$ (5,832,558)	$ 10,950	$ 0	$ 7,740,501	$ 44,834,321	$ (58,418,330)
BEGINNING BALANCES, SHARES at Dec. 31, 2009	0	10,950	0	23,456,063	0	0
Series A Preferred Stock Dividends	(76,707)	0	0	0	0	(76,707)
Series B Convertible Preferred Stock Dividends	(418)	0	1,089	0	108,511	(110,018)
Series B Convertible Preferred Stock Dividends, Shares	0	0	1,089	0	0	0
Issuance of Common Stock net of transaction costs	5,570,060	0	60,500	0	5,509,560	0
Issuance of Common Stock net of transaction costs, Shares	0	0	60,500	0	0	0
Common stock issued in connection with extinguishment of debt	400,000	0	0	165,000	0	0
Common stock issued in connection with extinguishment of debt, Shares	0	0	0	500,000	0	0
Stock-based compensation	1,669,538	0	0	500,000	1,669,538	0
Net (loss)	2,000,028	0	0	0	0	2,000,028
ENDING BALANCES at Dec. 31, 2010	3,729,943	10,950	61,589	7,905,501	52,356,930	(56,605,027)
ENDING BALANCES, SHARES at Dec. 31, 2010	0	10,950	61,589	23,956,063	0	0
Series A Preferred Stock Dividends	(76,650)	0	0	0	0	(76,650)
Series B Convertible Preferred Stock Dividends	(1,021)	0	4,275	0	421,686	(426,982)
Series B Convertible Preferred Stock Dividends, Shares	0	0	4,275	0	0	0
Issuance of Common Stock net of transaction costs	6,787,259	0	0	3,131,433	3,655,826	0
Issuance of Common Stock net of transaction costs, Shares	0	0	0	9,489,192	0	0
Issuance of restricted stock	0	0	0	24,750	(24,750)	0
Issuance of restricted stock, Shares	0	0	0	75,000	0	0
Warrants reclassified from derivative liability to equity	424,109	0	0	0	424,109	0
Common stock issued in connection with extinguishment of debt	0	0	0	165,000	0	0
Stock-based compensation	743,507	0	0	0	743,507	0
Exercise of stock options	375,000	0	0	165,000	210,000	0
Exercise of stock options, Shares	0	0	0	500,000	0	0
Repurchase of warrants	(53,518)	0	0	0	(53,518)	0
Net (loss)	(1,899,551)	0	0	0	0	(1,899,551)
ENDING BALANCES at Dec. 31, 2011	$ 10,029,078	$ 10,950	$ 65,864	$ 11,226,684	$ 57,733,790	$ (59,008,210)
ENDING BALANCES, SHARES at Dec. 31, 2011	0	10,950	65,864	34,020,255	0	0